Summary of Preferred Stock (Detail) (USD $) In Thousands, except Share data, unless otherwise specified						12 Months Ended						12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Series A [Member]	Dec. 31, 2011 Series A [Member]	Dec. 31, 2012 Series A [Member] Issue Date One [Member]	Dec. 31, 2011 Series A [Member] Issue Date One [Member]	Dec. 31, 2012 Series A [Member] Issue Date Two [Member]	Dec. 31, 2011 Series A [Member] Issue Date Two [Member]	Dec. 31, 2012 Series B [Member]	Dec. 31, 2011 Series B [Member]	Dec. 31, 2012 Series B [Member] Issue Date Three [Member]	Dec. 31, 2011 Series B [Member] Issue Date Three [Member]	Dec. 31, 2012 Series B [Member] Issue Date Four [Member]	Dec. 31, 2011 Series B [Member] Issue Date Four [Member]	Dec. 31, 2012 Series B [Member] Issue Date Five [Member]	Dec. 31, 2011 Series B [Member] Issue Date Five [Member]	Dec. 31, 2012 Series C [Member] Issue Date Six [Member]
Temporary Equity [Line Items]
Preferred shares authorized	5,000,000	61,899,922	52,096,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	38,096,000	38,096,000	38,096,000	38,096,000	38,096,000	38,096,000	38,096,000	38,096,000	9,803,922
Issuance dates						Feb. 28, 2008	Feb. 28, 2008	May 16, 2008	May 16, 2008			Sep. 18, 2009	Sep. 18, 2009	Dec. 04, 2009	Dec. 04, 2009	Sep. 30, 2011	Sep. 30, 2011	Apr. 02, 2012
Preferred shares issued and outstanding	0	61,899,165	52,095,243	14,000,000	14,000,000	3,756,248	3,756,248	10,243,752	10,243,752	38,095,243	38,095,243	14,285,716	14,285,716	5,714,286	5,714,286	18,095,241	18,095,241	9,803,922
Redemption value/ liquidation preference		$ 79,000	$ 54,000	$ 14,000	$ 14,000	$ 3,756	$ 3,756	$ 10,244	$ 10,244	$ 40,000	$ 40,000	$ 15,000	$ 15,000	$ 6,000	$ 6,000	$ 19,000	$ 19,000	$ 25,000
Carrying value		$ 76,156	$ 53,747	$ 13,923	$ 13,905	$ 3,697	$ 3,683	$ 10,226	$ 10,222	$ 39,872	$ 39,842	$ 14,928	$ 14,911	$ 5,961	$ 5,951	$ 18,983	$ 18,980	$ 22,361
Common stock issuable upon conversion		20,633,046	17,365,072	4,666,662	4,666,662	1,252,081	1,252,081	3,414,581	3,414,581	12,698,410	12,698,410	4,761,902	4,761,902	1,904,762	1,904,762	6,031,746	6,031,746	3,267,974